Revenue - Summary of Changes in Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning contract liabilities	$ 19,216	$ 22,331
Additions to contract liabilities during the period	62,105	35,760
Change in provision for contract loss	(5,753)	8,465
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(8,166)	(21,957)
Amounts added to contract liabilities during the period	(51,479)	(25,383)
Contract liabilities at year end	15,923	19,216
Beginning contract assets	4,257	0
Additions to contract assets during the period	3,076	4,257
Contract assets at year end	$ 7,333	$ 4,257